Operating expenses	12 Months Ended
Dec. 31, 2018
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Operating expenses

4. Operating expenses

All figures in £ millions	2018	2017	2016
By function:
Cost of goods sold	1,943	2,066	2,093

Operating expenses
Distribution costs	88	84	88
Selling, marketing and product development costs	759	896	908
Administrative and other expenses	1,039	1,207	1,240
Restructuring costs	90	79	329
Other income	(69)	(64)	(85)

Total net operating expenses	1,907	2,202	2,480
Other net gains and losses	(230)	(128)	25
Impairment of intangible assets	—	—	2,548

Total	3,620	4,140	7,146

Included in other income is service fee income from Penguin Random House of £3m (2017: £3m, 2016: £4m). Included in administrative and other expenses are research and efficacy costs of £14m (2017: £14m, 2016: £23m). In addition to the restructuring costs shown above, there were major restructuring costs in relation to associates of £12m (2017: £nil, 2016: £9m).

An analysis of major restructuring costs is as follows:

All figures in £ millions	2018	2017	2016
By nature:
Product costs	12	15	32
Employee costs	56	11	139
Depreciation and amortisation	1	13	29
Property and facilities	(5)	24	43
Technology and communications	1	2	7
Professional and outsourced services	9	12	31
General and administrative costs	16	2	48

Total restructuring – operating expenses	90	79	329
Share of associate restructuring	12	—	9

Total	102	79	338

The 2017-2019 restructuring programme was announced in May 2017, began in the second half of 2017 and is expected to drive significant cost savings. The costs of this programme have been excluded from adjusted operating profit so as to better highlight the underlying performance. In 2018, property and facilities costs include gains on the disposal of properties sold as part of the restructuring programme.

All figures in £ millions	Notes	2018	2017	2016
By nature:
Royalties expensed		236	246	264
Other product costs		516	564	616
Employee benefit expense	5	1,637	1,805	1,888
Contract labour		161	152	206
Employee-related expense		115	127	122
Promotional costs		233	229	217
Depreciation of property, plant and equipment	10	66	90	95
Amortisation of intangible assets – pre-publication	20	338	338	350
Amortisation of intangible assets – software	11	88	85	84
Amortisation of intangible assets – other	11	99	138	185
Impairment of intangible assets		—	—	2,548
Property and facilities		147	202	243
Technology and communications		192	218	188
Professional and outsourced services		396	322	378
Other general and administrative costs		85	140	140
Costs capitalised to intangible assets		(390)	(324)	(318)
Other net gains and losses		(230)	(128)	25
Other income		(69)	(64)	(85)

Total		3,620	4,140	7,146

During the year the Group obtained the following services from the Group’s auditors:

All figures in £ millions	2018	2017	2016
The audit of parent company and consolidated financial statements	4	4	5
The audit of the company’s subsidiaries	2	2	2

Total audit fees	6	6	7
Audit-related and other assurance services	1	1	1
Other non-audit services	—	1	1

Total other services	1	2	2
Total non-audit services	1	2	2

Total	7	8	9

Reconciliation between audit and non-audit service fees is shown below:

All figures in £ millions	2018	2017	2016
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	6	6	7
Non-audit fees	1	2	2

Total	7	8	9

Fees for attestation under section 404 of the Sarbanes-Oxley Act are allocated between fees payable for the audits of consolidated and subsidiary accounts.

Included in non-audit fees is audit related work in relation to disposal transactions and other assurance work related to the audit of the Group’s efficacy programme.